Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	$ 39	$ 99	$ 33
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	145	448	(19)
Cash dividends declared by Bankshares, per share	$ 0.05		$ 0.05
Retained Earnings
Cash dividends declared by Bankshares, per share	$ 0.05		$ 0.05
Accumulated Other Comprehensive Income (Loss)
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	39	99	33
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	$ 144	$ 449	$ 19